INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,876)	$ (5,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	497	$ 498
Gain from sale of property and equipment, net	(3)
Accretion of discount, amortization of premium and changes in accrued interest of marketable securities	136	$ 44
Loss (gain) from sale of investments of available-for-sale marketable securities	(17)	17
Stock-based compensation to employees, directors and non-employees consultants	908	1,060
Decrease in OCS receivables	1,272	1,812
Decrease in other accounts receivable	751	333
Decrease (increase) in prepaid expenses	112	(174)
Decrease in trade payables	(1,326)	(989)
Decrease in other accounts payable, accrued expenses and other long-term liabilities	(165)	(9)
Decrease in deferred revenues	(95)	(95)
Decrease in advance payment from United Therapeutics	(23)	(29)
Decrease (increase) in interest receivable on short-term deposits	35	(9)
Linkage differences and interest on short and long-term deposits	24	37
Accrued severance pay, net	2	(41)
Net cash used by operating activities	(3,768)	(3,456)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,106)	(271)
Repayment of (investment in) short-term deposits	(7,928)	4,777
Repayment of long-term deposits	2	$ 1
Proceeds from sale of property and equipment	3
Proceeds from sale of available-for-sale marketable securities	517	$ 37
Proceeds from redemption of available-for-sale marketable securities	229	64
Investment in available-for-sale marketable securities	(576)	(92)
Net cash provided (used) by investing activities	(8,859)	$ 4,516
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds related to issuance of common stock in a private placement	790
Exercise of options and warrants	16	$ 109
Net cash provided by financing activities	806	109
Increase (decrease) in cash and cash equivalents	(11,821)	1,169
Cash and cash equivalents at the beginning of the period	22,626	4,493
Cash and cash equivalents at the end of the period	10,805	5,662
Supplemental disclosure of cash flow activities:
Taxes paid due to non-deductible expenses	8	30
Supplemental disclosure of non-cash activities:
Purchase of property and equipment on credit	165	$ 188
Share consideration to contractor	$ 65
Other receivables resulting from exercise of option		$ 2